Share options and warrants - Fair values of options granted calculated using assumptions (Details)	1 Months Ended
Dec. 31, 2025 GBP (£) Y £ / shares
Share options and warrants
Risk free interest rate	3.793%
Expected volatility	66.377%
Expected dividend yield	0.00%
Life of the option | Y	1
Share price at measurement date | £ / shares	£ 1.335
Fair value | £	£ 1,440,591